ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2018
Organization And Description Of Business [Abstract]
Schedule of wholly-owned subsidiaries and the consolidated VIE
Name of the Company	Date of Incorporation	Place of Incorporation	Percentage of Ownership
MDJCC Limited	2/9/2018	Hong Kong	100%
Beijing MingdaJiahe Technology Development Co. Ltd	3/9/2018	PRC	WFOE
Tianjin Mingdajiahe Real Estate Corporation	9/25/2002	PRC	VIE